13. EQUITY - Warrants (Details) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Shares
Outstanding-beginning of year (in shares)	565,000,000	165,000,000
Issued	0	400,000,000
Exercised	0	0
Forfeited	0	0
Expired	0	0
Outstanding at end of period	565,000,000	565,000,000
Exerciseable at end of period	565,000,000	565,000,000
Weighted Average Exercise Price
Outstanding-beginning	$ 0.035	$ 0.040
Issued	0	$ 0.033
Exercised	0
Forfeited	0
Expired	0
Outstanding at end of period	$ 0.035	$ 0.035